Significant Accounting Judgements and Estimates - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Provisions	€ 100,268		€ 100,268		€ 32,719
Revenue	57,833	€ 48,034	189,725	€ 129,016
Adjustment to Prior Periods Estimates and Assumptions [Member]
Disclosure of changes in accounting estimates [line items]
Revenue					9,300
Sales rebates and product returns in U.S. market [member]
Disclosure of changes in accounting estimates [line items]
Provisions	€ 100,300		€ 100,300		€ 32,700